Note 3 - Balance Sheet Components - Prepaid Expenses (10-K) (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid clinical trial costs (current portion)	$ 1,996,677	$ 1,282,746	$ 1,171,077
Prepaid insurance premiums	73,797	110,695	107,876
Prepaid rent	13,045	13,045	13,045
Other prepaid expenses	10,000	26,667	34,000
Total prepaid expenses	$ 2,093,519	$ 1,433,153	$ 1,325,998